INCOME TAXES (Details 2) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected income tax benefit at U.S. rates		$ 5,549,000	$ 12,361,000	$ 8,695,000
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions		(301,000)	(930,000)	(549,000)
Expenditures not deductible for tax purposes		(43,000)	(136,000)	(761,000)
Acquired net operating losses (a)				25,028,000
Tax rate changes outside the U.S.			5,368,000
Expiry of foreign taxable losses		6,218,000		(363,000)
Other		502,000	(742,000)	(2,072,000)
Valuation allowance on tax benefits	$ 42,564	(13,385,000)	(16,395,000)	(30,422,000)
UK R&D tax credits		2,242,000		696,000
Income tax benefit (expense)	$ 0	$ 782,000	$ (474,000)	$ 252,000